SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Dole evaluated subsequent events through August 14, 2024, the date that Dole’s unaudited condensed consolidated financial statements were issued.
On July 5, 2024, a cash dividend was paid to shareholders of record on June 12, 2024. On August 13, 2024, the Board of Directors of Dole plc declared a cash dividend for the second quarter of 2024 of $0.08 per share, payable on October 3, 2024, to shareholders of record on September 11, 2024.